INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

NOTE 8. INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Organizational costs/Startup expenses	$475,133	$287,868
Federal Net Operating loss	—	—
Total deferred tax assets (liability)	475,133	287,868
Valuation allowance	(475,133)	(287,868)
Deferred tax assets (liability), net of allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$1,027,644	$791,758
Deferred	(187,264)	(274,031)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	187,264	274,031
Income tax provision	$1,027,644	$791,758

As of December 31, 2023 and 2022, the Company had $0, respectively, of U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets (liability) and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $187,264. For the year ended December 31, 2022, the change in the valuation allowance was $274,031.

The Company’s effective tax rate was 43.4% and 32.1% for the year ended December 31, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% due to the valuation allowance on the deferred tax assets and deductibility of penalties on tax obligations.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction Costs	14.3%	0.0%
Fines and Penalties	0.2%	0.0%
Change in valuation allowance	7.9%	11.1%
Income tax provision	43.4%	32.1%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination since inception.